Equipment - Schedule of Equipment (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Pressure pumping and coiled tubing equipment		$ 3,500,000
Furniture, fixtures, and office equipment		40,876	24,233
Less accumulated depreciation		(8,217)	(2,359)
Equipment, net	$ 17,103,223	$ 3,532,659	$ 21,874